Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenue	$ 4,938,959	$ 5,153,896	$ 4,689,056
United States
Segment Reporting Information [Line Items]
Total revenue	2,195,791	2,472,013	2,030,251
Italy
Segment Reporting Information [Line Items]
Total revenue	1,728,472	1,778,750	1,712,583
Canada
Segment Reporting Information [Line Items]
Total revenue	100,315	89,938	105,377
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	74,567	82,271	93,839
All other
Segment Reporting Information [Line Items]
Total revenue	$ 839,814	$ 730,924	$ 747,006